Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Business Combinations [Abstract]
Schedule of Business Combinations

The subsidiaries as listed below have share capital consisting solely of ordinary shares, which are held directly by the Company; the country of incorporation is also their principal place of business.

Name of Entity	Country of Incorporation	Acquisition Date	Voting Equity Interests

Aqua Mining (PNG) Ltd	Papua New Guinea	28-Feb-2014	90%

The subsidiaries as listed below have share capital consisting solely of ordinary shares, which are held directly by the Company; the country of incorporation is also their principal place of business.

Name of Entity	Country of Incorporation	Acquisition Date	Voting Equity Interests
Aqua Mining (PNG) Ltd	Papua New Guinea	28-Feb-2014	90%